OTHER ASSETS AND OTHER LIABILITIES, Movement of Investment Properties (Details) S/ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 PEN (S/) [1]	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Changes in investment property [Abstract]
Beginning Balance		S/ 466,859	$ 466,859
Ending Balance		S/ 469,113	469,113	$ 466,859
Impairment losses	[2]		1,410	1,410
Cost [Member]
Changes in investment property [Abstract]
Beginning Balance			513,918	491,366
Additions	[3]		12,068	26,533
Sales	[4]		0	(233)
Disposals and other			949	(3,748)
Ending Balance			526,935	513,918
Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance			45,649	39,027
Sales	[4]		0	(148)
Disposals and other			3,461	(248)
Depreciation for the period			7,302	7,018
Ending Balance			56,412	45,649
Land [Member]
Changes in investment property [Abstract]
Ending Balance			274,080
Impairment losses	[2]		689
Land [Member] | Cost [Member]
Changes in investment property [Abstract]
Beginning Balance			263,439
Additions	[3]		12,068
Sales	[4]		0
Disposals and other			(738)
Ending Balance			274,769	263,439
Land [Member] | Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance			0
Sales	[4]		0
Disposals and other			0
Depreciation for the period			0
Ending Balance			0	0
Buildings [Member]
Changes in investment property [Abstract]
Ending Balance			195,033
Impairment losses	[2]		721
Buildings [Member] | Cost [Member]
Changes in investment property [Abstract]
Beginning Balance			250,479
Additions	[3]		0
Sales	[4]		0
Disposals and other			1,687
Ending Balance			252,166	250,479
Buildings [Member] | Accumulated Depreciation [Member]
Changes in investment property [Abstract]
Beginning Balance			45,649
Sales	[4]		0
Disposals and other			3,461
Depreciation for the period			7,302
Ending Balance			$ 56,412	$ 45,649

[1]	Investment properties -
[2]	The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount.
[3]	As of December 31, 2021, in order to consolidate the real estate projects, the Group has made disbursements of improvements for S/12.1 million. Among the main disbursements is the IPAE building located in the city of Arequipa for S/5.8 million, Torre Pacifico located in Esquina Tamayo and Juan de Arona in the district of San Isidro, Lima for S/4.3 million and other minor ones for S /2.0 million. As of December 31, 2020, the main additions correspond to the acquisition of land located in the Comas district in the city of Lima for the amount of S/12.5 million. Likewise, in order to consolidate the real estate projects, the Group has made disbursements mainly for the improvements of buildings one of them located in Arequipa for the amount of S/5.1 million, the other located in Trujillo for approximately S/3.8 million and also improvements on the 13th floor of Panorama building located in the district of Santiago de Surco, Lima amounted of S/2.4 million.
[4]	No sales have been made during the 2021.The amount for sales for the 2020 period is mainly due to the sale of a store N.112 located in the Jr. Huallaga (Lima) building, whose sale value was S/0.08 million (disposal cost amounted to S/0.09 million).